Black-Scholes Option Pricing Model to Stock Option Granted, Weighted Average Assumptions (Detail) - Stock Options	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.33%	1.50%	1.50%	1.13%
Expected term (years)	5 years	5 years	5 years	5 years
Expected volatility	121.00%	120.00%	116.00%	132.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.64%	2.54%	2.54%	2.66%
Expected term (years)	6 years	10 years	10 years	10 years
Expected volatility	122.00%	121.00%	122.00%	135.00%